Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Financial Assets, and Liabilities, Allocated into Level 1, Level 2, and Level 3 Measured on Recurring Basis

The following table sets forth the fair value of our financial assets and liabilities, allocated into Level 1, Level 2, and Level 3, that was measured on a recurring basis (in thousands):

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$43,303	$—	$—	$43,303
Corporate notes and commercial paper	—	64,425	—	64,425
U.S. government agency securities	—	19,346	—	19,346
Foreign currency forward contracts	—	51	—	51

Total financial assets	$43,303	$83,822	$—	$127,125

Financial Liabilities:
Convertible preferred stock warrant liability	$—	$—	$683	$683

	June 30, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$103,302	$—	$—	$103,302
Corporate notes and commercial paper	—	77,004	—	77,004
U.S. government agency securities	—	45,940	—	45,940

Total financial assets	$103,302	$122,944	$—	$226,246

Financial Liabilities:
Foreign currency forward contracts	$—	$228	$—	$228

The following table sets forth the fair value of our financial assets and liabilities, allocated into Level 1, Level 2 and Level 3, that was measured on a recurring basis (in thousands):

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$166,696	$–	$–	$166,696
Corporate notes and commercial paper	–	9,893	–	9,893
U.S. government agency securities	–	7,873	–	7,873

Total financial assets	$166,696	$17,766	$–	$184,462

Financial Liabilities:
Convertible preferred stock warrant liability	$–	–	$766	$766

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds	$43,303	$–	$–	$43,303
Corporate notes and commercial paper	–	64,425	–	64,425
U.S. government agency securities	–	19,346	–	19,346
Foreign currency forward contracts	–	51	–	51

Total financial assets	$43,303	$83,822	$–	$127,125

Financial Liabilities:
Convertible preferred stock warrant liability	$–	$–	$683	$683

Summary of Changes in Estimated Fair Value

The following table sets forth a summary of the changes in the estimated fair value of our convertible preferred stock warrants, which were measured at fair value on a recurring basis until their conversion to common stock warrants and related reclassification to additional paid-in capital (in thousands):

Balance as of December 31, 2012	$683
Recognized gain upon final remeasurement	(24)
Reclassification of warrant liability to additional paid-in capital	(659)
Balance as of June 30, 2013	$—

The following table sets forth a summary of the changes in the estimated fair value of our convertible preferred stock warrants, which were measured at fair value on a recurring basis (in thousands):

Balance as of December 31, 2009	$800
Recognized gain	(11)

Balance as of December 31, 2010	789
Recognized gain	(23)

Balance as of December 31, 2011	766
Recognized gain	(83)

Balance as of December 31, 2012	$683

Estimated Fair Value of Convertible Preferred Stock Warrant determined Using Black-Sholes Option Pricing Model

The estimated fair value of the convertible preferred stock warrants was determined as of May 22, 2013, the date remeasurement was no longer applicable, and June 30, 2012 using the Black-Scholes option-pricing model using the following assumptions:

	June 30, 2012	May 22, 2013
Risk free interest rate	0.33 – 0.72%	0.11 – 0.91%
Estimated term equal to the remaining contractual term	2.6 – 4.7 years	1.7 – 3.8 years
Volatility	70%	79%
Dividend yield	—	—

The estimated fair value of the above warrants was determined using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	1.5-2.4%	0.4-0.9%	0.3-0.6%
Estimated term equal to the remaining contractual term	4.1-6.2 years	3.1-5.2 years	2.1-4.2 years
Volatility	78%	85%	82%
Dividend yield	–	–	–